Derivative and Hedging Instruments - Gross Notional Amount and Fair Value of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 513,010	$ 499,021
Fair value, assets	9,628	8,667
Fair value, liabilities	14,347	14,247
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	10,367	10,954
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,952	3,230
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	28	63
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	5,403	5,193
Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	3,218	2,742
Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,756	29,732
Fair value, assets	1,006	732
Fair value, liabilities	28	57
Qualifying hedge accounting relationships
Disclosure of detailed information about hedging instruments [line items]
Notional amount	250,346	256,606
Fair value, assets	2,928	3,001
Fair value, liabilities	9,200	9,331
Derivatives not designated in qualifying hedge accounting relationships
Disclosure of detailed information about hedging instruments [line items]
Notional amount	262,664	242,415
Fair value, assets	6,700	5,666
Fair value, liabilities	5,147	4,916
Derivatives not designated in qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,050	2,906
Derivatives not designated in qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	558	272
Derivatives not designated in qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	1,511	1,675
Derivatives not designated in qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	28	63
Derivatives not designated in qualifying hedge accounting relationships | Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Interest rate options
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Currency rate futures
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Equity futures
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Derivatives not designated in qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	112,633	110,114
Fair value, assets	2,403	2,188
Derivatives not designated in qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	36,417	33,924
Fair value, assets	2,434	1,854
Derivatives not designated in qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	55,555	52,044
Fair value, assets	848	882
Derivatives not designated in qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	23,995	25,290
Fair value, assets	1,006	724
Derivatives not designated in qualifying hedge accounting relationships | Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Notional amount	21,483	9,054
Fair value, assets	0	0
Derivatives not designated in qualifying hedge accounting relationships | Interest rate options
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,876	5,633
Fair value, assets	8	16
Derivatives not designated in qualifying hedge accounting relationships | Currency rate futures
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,242	2,238
Fair value, assets	0	0
Derivatives not designated in qualifying hedge accounting relationships | Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	109	114
Fair value, assets	1	2
Derivatives not designated in qualifying hedge accounting relationships | Equity futures
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,354	4,004
Fair value, assets	0	0
Fair value hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	3,826	3,533
Fair value hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	2,385	2,114
Fair value hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	2,730	3,420
Fair value hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	196,158	206,181
Fair value, assets	2,793	2,734
Fair value hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	16,383	14,121
Fair value, assets	71	145
Fair value hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,324	25,692
Fair value, assets	30	74
Cash flow hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	63	48
Cash flow hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	190	216
Cash flow hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Cash flow hedges | Qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	0	0
Cash flow hedges | Qualifying hedge accounting relationships | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,946	9,036
Fair value, assets	31	24
Cash flow hedges | Qualifying hedge accounting relationships | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	650	650
Fair value, assets	0	0
Cash flow hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0
Fair value, assets	0	0
Cash flow hedges | Qualifying hedge accounting relationships | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	298	324
Fair value, assets	0	6
Net investment hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	6	0
Net investment hedges | Qualifying hedge accounting relationships | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	587	602
Fair value, assets	$ 3	$ 18